Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 393,497
Deferred	(146,611)	97,948
State
Current
Deferred
Change in valuation allowance	146,611	267,433
Income tax provision		$ 758,878